Fair Value Measurement - Assets and Liabilities Measured or Disclosed At Fair Value on Recurring Basis In Periods Subsequent to Their Initial Recognition (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)
Assets:
Short-term investments	¥ 161,507	$ 23,414	¥ 297,571
Available-for-sale debt securities	5,568		7,755
Crypto assets	4,691	$ 680	0
Fair Value, Measurements, Recurring
Assets:
Available-for-sale debt securities	5,568		7,755
Crypto assets	4,691
Total assets	171,766		298,072
Fair Value, Measurements, Recurring | Wealth Management Products Issued By Banks
Assets:
Short-term investments	60,586		231,247
Fair Value, Measurements, Recurring | Equity Securities With Readily Determinable Fair Values
Assets:
Short-term investments	100,921		59,070
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Available-for-sale debt securities	0		0
Crypto assets	4,691
Total assets	105,612		59,070
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Wealth Management Products Issued By Banks
Assets:
Short-term investments	0		0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity Securities With Readily Determinable Fair Values
Assets:
Short-term investments	100,921		59,070
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Assets:
Available-for-sale debt securities	0		0
Crypto assets	0
Total assets	60,586		231,247
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Wealth Management Products Issued By Banks
Assets:
Short-term investments	60,586		231,247
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Equity Securities With Readily Determinable Fair Values
Assets:
Short-term investments	0		0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale debt securities	5,568		7,755
Crypto assets	0
Total assets	5,568		7,755
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Wealth Management Products Issued By Banks
Assets:
Short-term investments	0		0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Equity Securities With Readily Determinable Fair Values
Assets:
Short-term investments	¥ 0		¥ 0